Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Expenses
General and administrative	$ 4,341	$ 5,121	$ 3,726
Interest	1,650	5,066	5,493
Foreign exchange gain	(328)	(698)	(740)
Share of joint venture expenditures - Lion	253	343	369
Stock based compensation expense	2,164	3,184	1,569
Operating expenses, total	8,080	13,016	10,417
Other Income
Gain on fair value derivatives & other instruments	(12)	(52)	(3,203)
Write-off due to prospecting right closures	223	0	0
Loss on early repayment of debt and Convertible Notes	135	189	0
Gain on Sprott extension	0	(48)	0
Net finance income	(176)	(97)	(158)
Loss for the year before income taxes	8,250	13,008	7,056
Deferred income tax (recovery) expense	(7)	55	72
Loss for the year	8,243	13,063	7,128
Currency translation adjustment	6,929	(4,898)	4,487
Comprehensive loss for the year	15,172	8,165	11,615
Net Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	8,243	13,063	7,128
Loss	8,243	13,063	7,128
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	15,172	8,165	11,615
Comprehensive loss for the year	$ 15,172	$ 8,165	$ 11,615
Basic loss per common share	$ 0.09	$ 0.18	$ 0.11
Diluted loss per common share	$ 0.09	$ 0.18	$ 0.11
Weighted average number of common shares outstanding: Basic and diluted	89,586,083	71,912,296	61,537,004